UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                Greenwood Villager, CO 80111
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5555 DTC Parkway, Suite 330

                            Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2016 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 68.7% (Note 6)				Diversified (continued)
	Diversified – 68.7%		554,500	Mapletree Greater China Commercial Trust,
	AEW Core Property Trust (U.S.), Inc. ......................			REIT (Singapore).................................................	$ 415,741
78,277	Class A Shares.....................................................	$ 75,463,798	582,200	Mapletree Logistics Trust, REIT (Singapore)........	432,188
19,435	Class B Shares.....................................................	18,736,424	18,620	Mercialys SA, (France)............................................	396,845
76,269	Clarion Lion Properties Fund LLC.............................	102,109,997	39,506	Merlin Properties Socimi SA, REIT	412,684
318,554	Cornerstone Patriot Fund LP.......................................	38,213,752	11,177	Outfront Media, Inc., REIT	270,148
15,110	Harrison Street Core Property Fund...........................	18,866,470	657,300	Religare Health Trust (Singapore)	480,618
49,865	Heitman America Real Estate LP...............................	56,672,431	476,400	Soilbuild Business Space, REIT (Singapore)	242,249
193	Invesco Core Real Estate USA...................................	31,733,818	45,529	Spirit Realty Capital, Inc., REIT	581,405
	Invesco Real Estate Asia Fund (Cayman) Unit Trust		151,118	Stockland, REIT (Australia)	530,836
43,624	Class A Units.......................................................	5,503,110	36,400	Vornado Realty Trust, REIT...................................	3,644,368
	J.P. Morgan U.S. Real Estate Income and		574,000	Yuexiu Real Estate Investment Trust, REIT
12,941,978	Growth Domestic, LP.........................................	18,336,194		(Hong Kong) ........................................................	324,804
	LaSalle Property Fund LP...........................................				22,110,588
39,728	Class A Shares.....................................................	60,376,442		Health Care – 1.1%
10,720	Class B Shares.....................................................	16,291,613	20,300	Care Capital Properties, Inc., REIT........................	532,063
8,043	Mesa Core Lending Fund LP Class A .......................	8,290,587	61,600	HCP, Inc., REIT.......................................................	2,179,408
13,836	Met Life Commercial Mortgage Income Fund..........	14,119,316	15,835	Omega Healthcare Investors, Inc., REIT................	537,585
638,666	RREEF America Reit II, LP.......................................	71,939,332	25,425	Sabra Health Care, Inc., REIT................................	524,645
1,657	Trumbull Income Property Fund, LP.........................	19,633,474	117,500	Senior Housing Properties Trust, REIT..................	2,447,525
3,321	Trumbull Property Fund, LP	35,259,400	2,167	Ventas, Inc., REIT....................................................	157,801
—	US Government Building, LP**.................................	13,499,746	42,274	Welltower,Inc., REIT...............................................	3,220,011
	Total Private Investment Funds..............................	605,045,904			9,599,038
	(Cost $575,197,818)			Hotels – 0.6%
			322,900	CDL Hospitality Trusts, REIT (Singapore)...........	337,977
Common Stocks – 10.5%			15,569	Chatham Lodging Trust, REIT...............................	342,207
	Apartments – 1.3%		21,400	Chesapeake Lodging Trust, REIT	497,550
	Apartment Investors & Management Co.,		22,450	Hospitality Properties Trust, REIT	646,560
39,769	REIT Class A shares..........................................	1,756,200	112,433	Host Hotels & Resorts, Inc., REIT.........................	1,822,539
15,075	AvalonBay Communities, Inc., REIT........................	2,719,379	62,492	InnVest Real Estate Investment Trust, REIT
33,794	Bluerock Residential Growth REIT, Inc....................	439,322		(Canada)	337,141
63,975	Equity Residential, REIT............................................	4,406,598	710,500	Langham Hospitality Investments, Ltd..................
8,128	Essex Property Trust, Inc., REIT...............................	1,853,916		(Hong Kong).........................................................	250,018
76	Kenedix Residential Investment Corp., REIT (Japan)......	204,968	22,925	Pebblebrook Hotel Trust, REIT..............................	601,781
		11,380,383	17,525	RLJ Lodging Trust, REIT........................................	375,911
	Diversified – 2.5%				5,211,684
85,100	ARA Asset Management, Ltd. (Bermuda)............	87,178		Mortgages – 0.2%
56,410	Atrium European Real Estate, Ltd. (Jersey)..........	241,453	41,013	Apollo Commercial Real Estate Finance, Inc.,
79,751	The British Land Co., PLC, REIT (United Kingdom)	644,446		REIT....................................................................	659,079
5,900	Coresite Realty Corp., REIT.......................................	523,271	33,241	Starwood Property Trust, Inc., REIT......................	688,754
11,880	Crombie Real Estate Investment Trust, REIT				1,347,833
	(Canada)...................................................................	141,149		Office Properties – 1.2%
486,600	Cromwell Property Group, REIT (Australia)............	368,350	16,125	Alexandria Real Estate Equities, Inc., REIT..........	1,669,260
17,522	Digital Realty Trust, Inc., REIT.................................	1,909,723	31,620	alstria office REIT-AG (Germany) ........................	425,998
23,645	Dream Office Real Estate Investment Trust, REIT		13,600	Boston Properties, Inc., REIT.................................	1,793,840
	(Canada)...................................................................	340,047	30,050	Columbia Property Trust, Inc., REIT.....................	643,070
33,663	Duke Realty Corporation, REIT.................................	897,456	61,675	Douglas Emmett, Inc., REIT...................................	2,190,696
7,156	EPR Properties, REIT..................................................	577,346	12,200	Equity Commonwealth, REIT***..........................	355,386
6,775	Equinix, Inc., REIT......................................................	2,626,871	60,300	Hudson Pacific Properties, Inc., REIT....................	1,759,554
783,900	Frasers Logistics & Industrial Trust, REIT***.........	552,821	132,004	Industria REIT, (Austria) ........................................	210,680
151	Fukuoka REIT Corporation (Japan)...........................	297,423	500,400	Keppel, REIT (Singapore) ......................................	390,038
8,595	GEO Group, Inc. REIT................................................	293,777	238	ORIX JREIT, Inc., REIT (Japan) ...........................	408,632
18,216	H&R Real Estate Investment Trust, REIT (Canada)	317,382	216	Premier Investment Corp., REIT (Japan) ..............	282,589
30,610	Hamborner REIT AG, REIT (Germany)....................	330,490	980,000	Prosperity, REIT (Hong Kong)...............................	401,696
167,000	Hang Lung Properties, Ltd. (Hong Kong).................	336,234	28,753	VEREIT, Inc., REIT................................................	291,555
828,000	Hui Xian Real Estate Investment Trust, REIT				10,822,994
	(Hong Kong)...........................................................	395,081		Regional Malls – 1.3%
258,657	Immobiliare Grande Distribuzione SIIQ SPA,		239,260	CapitaLand Retail China Trust, REIT (Singapore)	266,417
	REIT (Italy).............................................................	210,692	97,500	General Growth Properties, Inc., REIT..................	2,907,450
82	Kenedix Office Investment Corp, REIT (Japan).......	486,767	16,175	Macerich Company, The, REIT..............................	1,381,183
193,612	Kiwi Property Group, Ltd., (New Zealand)...............	205,976	28,400	Simon Property Group, Inc., REIT.........................	6,159,960
7,997	Klepierre, REIT (France)............................................	353,657	33,400	WP Glimcher, Inc., REIT........................................	373,746
47,333	Lexington Realty Trust, REIT....................................	478,537			11,088,756
44,375	Liberty Property Trust, REIT......................................	1,762,575		Residential – 0.1%
			14,775	Sun Communities, Inc., REIT...............................	1,132,356

See accompanying notes to Portfolio of Investments

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2016 (Unaudited) (continued)

Shares		Value	Shares		Value
	Shopping Centers – 1.0%			Hotels –(continued)
42,200	Brixmor Property Group, Inc., REIT.......................	$ 1,116,612		LaSalle Hotel Properties, REIT,
79,292	Charter Hall Retail, REIT (Australia)......................	281,488	2,900	Series H, 7.50%	$ 73,370
160,116	Citycon OYJ (Finland)...........................................	363,553	40,275	Series J, 6.30%	1,041,512
99,850	DDR Corp., REIT.....................................................	1,811,279	1,150	Pebblebrook Hotel Trust, REIT, Series B, 8.00%	29,141
253	Eurocommercial Properties NV, REIT (Netherlands)	10,788	300	Summit Hotel Properties, Inc., REIT,
276,000	Fortune, REIT (Hong Kong)....................................	329,075		Series A, 9.25%...............................................	7,800
73,210	Hammerson PLC, REIT (United Kingdom)...........	524,342	7,625	Sunstone Hotel Investors, Inc., REIT,
149	Japan Retail Fund Investment Corp., REIT (Japan)	378,181		Series F, 6.45%.................................................	198,098
41,750	Kimco Realty Corp., REIT....................................	1,310,115			2,086,482
421,871	Redefine Properties, Ltd., REIT (South Africa)	324,252
9,675	Regency Centers Corp., REIT.................................	810,088		Office Properties – 0.6%
68,738	Vicinity Centres, REIT............................................	170,199	6,950	Alexandria Real Estate Equities, Inc., REIT,
28,425	Weingarten Realty Investors, REIT........................	1,160,308		Series E, 6.45%.................................................	183,758
8,613	Wereldhave NV, REIT.............................................	389,501	25,294	Brandywine Realty Trust, REIT, Series E, 6.90%	653,850
		8,979,781	18,300	Corporate Office Properties Trust, REIT
	Storage – 0.6%			Series L, 7.38%.................................................	475,434
33,625	CubeSmart, REIT...................................................	1,038,340		Kilroy Realty Corp., REIT,
13,675	Public Storage, REIT...........................................	3,495,193	18,200	Series G, 6.88%................................................	483,938
9,225	Sorvan Self Storage, Inc., REIT............................	967,887	17,250	Series H, 6.38%................................................	445,050
		5,501,420	106,381	SL Green Realty Corp., REIT, Series I, 6.50%.....	2,782,927
	Warehouse / Industrial – 0.6%				5,024,957
303,700	AIMS AMP Capital Industrial, REIT, (Singapore)	314,499		Regional Malls – 0.6%
6,175	CyrusOne, Inc., REIT.............................................	343,700	13,696	CBL & Associates Properties Inc., REIT,
464,134	Mexico Real Estate Management SA de CV,			Series D, 7.38%...................................................	341,441
	REIT (Mexico)	608,774	62,225	General Growth Properties, Inc., REIT,
70,798	Prologis, Inc., REIT................................................	3,471,934		Series A, 6.38%...................................................	1,665,763
6,786	QTS Realty Trust, Inc., REIT, Class A Shares.....	379,880		Pennsylvania Real Estate Investment Trust, REIT
17,354	STAG Industrial Inc., REIT...................................	413,199	19,537	Series A, 8.25%...................................................	515,386
		5,531,986	500	Series B, 7.38%...................................................	13,100
	Total Common Stocks..........................................	92,706,819		Taubman Centers Inc., REIT,
	(Cost $86,791,754)		89,350	Series J, 6.50%....................................................	2,323,994
			5,425	Series K, 6.25%...................................................	141,321
Preferred Stock – 3.7%			11,600	WP Glimcher, Inc., REIT, Series I, 6.88%	300,672
	Apartments – 0.5%				5,301,677
	American Homes 4 Rent, REIT
86,721	Series D, 6.50%...............................................	2,278,161		Residential – 0.1%
55,475	Series E, 6.35%...............................................	1,391,868	39,250	Equity LifeStyle Properties, Inc., REIT,
	Apartment Investment & Management Co., REIT,			Series C, 6.75%...................................................	1,038,947
27,600	Series A, 6.88%...............................................	745,200	300	Sun Communities, Inc., REIT, Series A, 7.13%	7,890
18,525	Series Z, 7.00%...............................................	464,329			1,046,837
		4,879,558
	Diversified – 0.6%			Shopping Centers – 0.5%
	Digital Realty Trust, Inc., REIT		7,231	Akelius Residential Property AB, 5.0% (Sweden)	254,261
325	Series H, 7.38%...............................................	9,409	46,900	DDR Corp., REIT, Series J, 6.50%.........................	1,222,214
19,275	Series I, 6.35%................................................	511,751		Regency Centers Corporation, REIT,
32,650	National Retail Properties, Inc., REIT,		48,650	Series 6, 6.63%....................................................	1,266,360
	Series D, 6.63%...............................................	855,430	300	Series 7, 6.00........................................................	7,800
	PS Business Parks, Inc. REIT,		8,400	Saul Centers Inc., REIT, Series C, 6.88%...............	224,280
47,325	Series S, 6.45%................................................	1,218,619		Urstadt Biddle Properties, Inc., REIT,
54,300	Series T, 6.00%................................................	1,417,230	46,450	Series F, 7.13%..................................................	1,238,357
24,600	Retail Properties of America, Inc., REIT,		20,950	Series G, 6.75%.................................................	584,505
	Series A, 7.00%............................................	644,766	1,800	WP Glimcher, Inc., REIT Series H, 7.50%............	46,152
	Vornado Realty Trust, REIT,				4,843,929
4,150	Series G, 6.63%...............................................	108,688
4,650	Series J, 6.88%.................................................	122,202		Storage – 0.3%
4,100	Series K, 5.70%...............................................	106,764	58,700	CubeSmart, REIT Series A, 7.75%...............................	1,517,982
		4,994,859		Public Storage, REIT,
	Health Care – 0.1%		19,000	Series R, 6.35%.......................................................	478,420
11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%..	297,143	11,925	Series Y, 6.38%.......................................................	336,643
3,650	Senior Housing Properties Trust, REIT 6.25%.....	96,068			2,333,045
3,450	Welltower, Inc., REIT, Series J, 6.50%................	90,286		Warehouse / Industrial – 0.2%
		483,497	32,692	STAG Industrial Inc., REIT, Series A, 9.00%.............	849,011
	Hotels – 0.2%		21,088	Terreno Realty Corp., REIT, Series A, 7.75%.............	554,404
25,710	Ashford Hospitality Trust Inc., REIT,				1.403.415
	Series E, 9.00%....................................................	660,747		Total Preferred Stock..................................................	32,398,256
2,875	Chesapeake Lodging Trust, REIT, Series A, 7.75%	75,814		(Cost $31,950,908)

See accompanying notes to financial statements

 VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – June 30, 2016 (Unaudited) (continued)

Par		Value	Shares		Value
Corporate Debt – 3.3%				Shopping Centers – (continued)
	Apartments – 0.1%			Kimco Realty Corp., REIT,
319,000	Camden Property Trust, REIT, 5.70%, 5/15/2017......	$ 330,034	26,000	5.70%, 5/1/2017................................................	$ 26,940
20,000	EPR Operating LP, REIT, 5.75%, 6/15/2017..............	20,824	1,473,000	4.30%, 2/1/2018................................................	1,525,979
2,000	Post Apartment Homes LP, REIT, 4.75%, 10/15/2017....	2,065		Regency Centers LP, REIT,
285,000	Select Income, REIT, 2.85%, 2/01/2018.....................	287,337	57,000	5.88%, 6/15/2017..............................................	59,258
		640,260	127,000	6.00%, 6/15/2020..............................................	144,311
	Diversified – 0.2%				6,089,701
1,864,000	First Industrial LP, 7.50%, 12/1/2017........................	1,998,773		Storage – 0.1%
133,000	Liberty Property LP, 6.63%, 10/1/2017.....................	141,003	702,000	Cubesmart LP, REIT, 4.80%, 7/15/2022	780,817
		2,139,776		Total Corporate Debt..........................................	29,150,502
	Health Care – 1.2%			(Cost $28,839,732)
	HCP Inc., REIT,
213,000	6.00%, 1/30/2017 ..................................................	218,608
125,000	5.63%, 5/01/2017 ..................................................	129,146	Exchange Traded Fund – 1.3%
1,258,000	2.63%, 2/01/2020 ..................................................	1,269,088	125,243	Vanguard REIT ETF.................................................	11,105,297
	Senior Housing Properties Trust, REIT,			(Cost $9,999,927)
4,167,000	3.25%, 5/01/2019...................................................	4,186,885
20,000	6.75%, 4/15/2020...................................................	22,020	Short-Term Investments – 10.6%
41,000	6.75%, 12/15/2021.................................................	46,485	734,379	BlackRock Liquidity Funds TempFund Portfolio
	Ventas Realty LP / Ventas Capital Corp., REIT			Institutional Shares	734,379
2,498,000	2.00%, 2/15/2018...................................................	2,511,702	93,156,712	Goldman Sachs Financial Square Funds – Prime
126,000	2.70%, 4/1/2020.....................................................	128,698		Obligations Fund Institutional Shares.................	93,156,712
2,000,000	Welltower, Inc., REIT, 4.70%, 9/15/2017..............	2,073,502		Total Short-Term Investments	93,891,091
		10,586,134		(Cost $93,891,091)
	Office Properties – 0.8%
184,000	Alexandria Real Estate Equities, Inc., REIT			Total Investments – 98.1%.....................................	$ 864,297,869
	4.60%, 4/1/2022..................................................	199,294		(Cost $826,671,230)
	Brandywine Operating Partnership LP, REIT
1,421,000	5.70%, 5/1/2017..................................................	1,468,034		Other Assets Net of Liabilities 1.9%	16,667,910
17,000	4.95%, 4/15/2018................................................	17,846
400,000	Columbia Property Trust Operating			Net Assets – 100.0%	$ 880,965,779
	Partnership LP, REIT, 5.88%, 4/1/2015............	424,396
	Equity Commonwealth, REIT
121,000	6.25%, 6/15/2017................................................	123,407		* Non-Tradable Securities.
578,000	5.88%, 9/15/2020................................................	642,387		** Partnership is not designated in units. The Fund owns less than 1%.
532,000	Government Properties Income Trust, REIT			*** Non-income producing security.
	3.75%, 8/15/2019................................................	546,089
1,844,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018...	2,012,982		Portfolio Abbreviations:
596,000	Mack-Cali Realty LP, REIT, 7.75%, 8/15/2019	673,206		ETF – Exchange Traded Fund
500,000	National Retail Properties, Inc., REIT,			LP – Limited Partnership
	6.88%, 10/15/2017..............................................	532,330		PLC – Public Limited Company
299,000	Select Income, REIT, 4.15%, 2/1/2022..................	300,760		REIT – Real Estate Investment Trust
	SL Green Realty Corp., REIT,				% of
15,000	7.75%, 3/15/2020................................................	17,550		Industry	Net Assets
53,000	4.50%, 12/1/2022................................................	55,478		Diversified.......................................................................	72.0%
		7,013,759		Short-Term Investments.................................................	10.6%
	Real Estate Operation / Development – 0.2%			Office Properties.............................................................	2.6%
1,500,000	Prologis LP, REIT, 4.00%, 1/15/2018..................	1,549,443		Health Care.....................................................................	2.4%
				Shopping Centers............................................................	2.2%
	Reginal Malls – 0.0%			Apartments......................................................................	1.9%
369,000	CBL & Associates LP, REIT, 5.25%, 12/01/2023	350,612		Regional Malls................................................................	1.9%
				Exchange Traded Fund..................................................	1.3%
	Shopping Centers – 0.7%			Storage.............................................................................	1.0%
770,000	Brixmor Operating Partnership LP, REIT			Hotels..............................................................................	0.8%
	3.88%, 8/15/2022................................................	791,326		Warehouse/Industrial.....................................................	0.8%
	DDR Corp., REIT,			Residential.......................................................................	0.2%
2,935,000	7.50%, 4/1/2017................................................	3,060,154		Real Estate Operation / Development...........................	0.2%
95,000	3.50%, 1/15/2021..............................................	97,978		Mortgages.......................................................................	0.2%
267,000	4.63%, 7/15/2022..............................................	289,088		Other Assets Net of Liabilities......................................	1.9%
93,000	Equity One, Inc. REIT, 3.75%, 11/15/2022.........	94,667			100.0%

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2016 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•      Level 1  –    unadjusted quoted prices in active markets for identical securities

•      Level 2  –    prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3  –    significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2016 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the three months ended June 30, 2016, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/2016	Price	Inputs	Inputs
Common Stocks *......................................	$ 92,706,819	$ 92,706,819	$ – .	$ – .
Preferred Stocks *......................................	32,398,256	32,398,256	– .	– .
Corporate Debt *........................................	29,150,502	– .	29,150,502	– .
Exchange Traded Fund*............................	11,105,297	11,105,297	– .	– .
Short-Term Investments............................	93,891,091	93,891,091	– .	– .
Subtotal.......................................................	$ 259,251,965	$ 230,101,463	$ 29,150,502	$ – .
Private Investment Funds*(1).....................	$ 605,045,904
Total	$ 864,297,869

* See Schedule of Investments for industry breakout.

 (1)    Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015.  The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted.  In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the three months ended June 30, 2016.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund’s Prospectus dated February 2, 2016.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Period Ended June 30, 2016 (Unaudited) (continued)

As of June 30, 2016, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	78,277	$ 72,308	$ 75,464	$ —	8.6%	45 Days
Class B Shares	7/2/2013	19,435	16,942	18,736	—	2.1%	45 Days
Clarion Lion Properties Fund LLC	7/1/2013	76,269	96,180	102,110	—	11.6%	90 Days
Cornerstone Patriot Fund LP	9/30/2013	318,554	36,625	38,214	—	4.3%	30 Days
Harrison Street Core Property Fund	8/13/2014	15,110	18,000	18,867	20,000	2.1%	45 Days
Heitman America Real Estate LP	12/2/2014	49,865	52,782	56,672	46,218	6.4%	90 Days
Invesco Core Real Estate USA	12/31/2013	193	29,500	31,734	7,000	3.6%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	43,624	5,000	5,503	20,000	0.6%	45 Days
J.P. Morgan U.S. Real Estate
Income and Growth Domestic LP	12/31/2013	12,941,978	17,344	18,336	—	2.1%	30 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	39,728	58,890	60,376	—	6.9%	45 Days
Class B Shares	8/31/2015	10,720	16,110	16,292	—	1.9%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	8,043	8,289	8,291	41,710	0.9%	0 Days
Met Life Commercial Mortgage
Income Fund (e)	10/1/2015	13,836	13,978	14,119	18,609	1.6%	90 Days
RREEF America Reit II, LP	9/30/2013	638,666	66,750	71,939	18,750	8.2%	45 Days
Trumbull Property Income Fund, LP	9/30/2013	1,657	18,500	19,634	76,000	2.2%	60 Days
Trumbull Property Fund, LP		3,321	35,000	35,259	40,000	4.0%	60 Days
US Government Building, LP	5/1/2014	—	13,000	13,500	29,500	1.5%	60 Days
Total			$ 575,198	$ 605,046	$ 317,787	68.8%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)  The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Founding member shares which are subject to a lockup period ending 9/30/2016.

(e)   Founding member shares which are subject to a lockup period ending 10/02/2017.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    08/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    08/24/2016

By (Signature and Title)         /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    08/24/2016